Exhibit 99.1

World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	960,498,547.13	38,142
Yield Supplement Overcollateralization Amount 07/31/26	51,705,599.25	0
Receivables Balance 07/31/26	1,012,204,146.38	38,142
Principal Payments	36,691,417.91	860
Defaulted Receivables	1,326,174.41	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	49,198,332.76	0
Pool Balance at 08/31/26	924,988,221.30	37,234

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.44%
Prepayment ABS Speed	1.72%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	10,646,262.70	435
Past Due 61-90 days	4,045,928.05	155
Past Due 91-120 days	867,267.69	33
Past Due 121+ days	0.00	0
Total	15,559,458.44	623

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	847,141.15
Aggregate Net Losses/(Gains) - August 2026	479,033.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.57%
Prior Net Losses/(Gains) Ratio	0.91%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	8,324,893.99
Actual Overcollateralization	8,324,893.99
Weighted Average Contract Rate	5.90%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	55.52

Flow of Funds	$ Amount
Collections	42,490,231.93
Investment Earnings on Cash Accounts	26,678.20
Servicing Fee	(843,503.46)
Transfer to Collection Account	-
Available Funds	41,673,406.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,853,167.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,315,838.91
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,324,893.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,433,460.19

Total Distributions of Available Funds	41,673,406.67

Servicing Fee	843,503.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	951,854,060.21
Principal Paid	35,190,732.90
Note Balance @ 09/15/26	916,663,327.31

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	278,047,744.04
Principal Paid	24,616,594.41
Note Balance @ 09/15/26	253,431,149.63
Note Factor @ 09/15/26	87.0897421%

Class A-2b
Note Balance @ 08/17/26	119,436,316.17
Principal Paid	10,574,138.49
Note Balance @ 09/15/26	108,862,177.68
Note Factor @ 09/15/26	87.0897421%

Class A-3
Note Balance @ 08/17/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	416,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Note Balance @ 08/17/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	82,710,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	37,110,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,550,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,049,213.58
Total Principal Paid	35,190,732.90
Total Paid	38,239,946.48

Class A-1
Coupon	3.81800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.71000%
Interest Paid	859,630.94
Principal Paid	24,616,594.41
Total Paid to A-2a Holders	25,476,225.35

Class A-2b
SOFR Rate	3.63650%
Coupon	3.94650%
Interest Paid	379,702.98
Principal Paid	10,574,138.49
Total Paid to A-2b Holders	10,953,841.47

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4652660
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4514402
Total Distribution Amount	30.9167062

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.9540582
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	84.5931079
Total A-2a Distribution Amount	87.5471661

A-2b Interest Distribution Amount	3.0376238
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	84.5931079
Total A-2b Distribution Amount	87.6307317

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	236.31
Noteholders' Third Priority Principal Distributable Amount	527.13
Noteholders' Principal Distributable Amount	236.56

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,092,175.03
Investment Earnings	9,385.67
Investment Earnings Paid	(9,385.67)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03